Note 7 - Income Taxes (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit), Total		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						21.00%	21.00%
Stock Issued During Period, Shares, New Issues	1,515,878
Investor [Member]
Operating Loss Carryforwards [Line Items]
Stock Issued During Period, Shares, New Issues						6,459,948
Investor Ownership Percentage of Company						60.20%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		146,700,000		146,700,000
Tax Credit Carryforward, Amount		4,200,000		4,200,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total						$ 146,700,000
Operating Loss Carryforwards, Subject to Expiration						139,700,000
Operating Loss Carryforwards, Not Subject to Expiration						7,000,000
Tax Credit Carryforward, Amount						4,200,000
Operating Loss Carryforwards Value of Limitations on Use						124,800,000
Tax Credit Carryforward Value of Limitations on Use						3,650,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Total		92,600,000		92,600,000		92,600,000
Tax Credit Carryforward, Amount		$ 300,000		$ 300,000		300,000
Operating Loss Carryforwards Value of Limitations on Use						73,400,000
Tax Credit Carryforward Value of Limitations on Use						$ 324,000